Contract Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	Contract liabilities is comprised of the following:
	As of
	October 31, 2024	October 31, 2023
Unearned franchise fee	309,315	247,230
Customer deposit	16,609	3,319
Total, net	325,924	250,549

Schedule of Unearned Franchise Fee

Unearned franchise fee comprised of the following:

	October 31, 2024	October 31, 2023
Li Yi	7,005	6,879
Gao Wenjing	31,563	30,825
Cao Qinghua	—	6,766
Wang Shimei	—	36,088
Xu Yong	—	7,594
Nan Xifeng	—	7,669
Song Mingfang	—	40,975
Wang Zhiya	23,287	—
Yu Yang	—	42,478
Wang Limin	12,510	—
Li Jie	6,390	6,240
Sheng Xidong	6,890	6,729
Zhou Guixiang	13,626	13,299
Wang Jia	—	7,218
Wang Xuefeng	40,801	7,330
	October 31, 2024	October 31, 2023
Wang Xiaohui	—	7,443
Ge Xiaoqing	6,967	—
Li Ruonan	2,309	2,255
Meng Hao	7,313	7,142
Yang Jiawei	—	10,300
Chen Yu	500	—
Wang Hongli	2,848	—
Zhang Ying	2,964	—
Liu Zonghui	16,359	—
Liu Jie	41,955	—
Zhu Hongjun	45,612	—
Zhou Qianqian	40,416	—
Total	309,315	247,230